Note 4 - Acquisitions (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2022	Jul. 31, 2022	Jun. 30, 2022
Number of Businesses Acquired	12
Business Acquisition, Goodwill, Expected Tax Deductible Amount	$ 483,159,000	$ 2,678,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	714,775,000
Investment Management Contracts [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	321,140,000
Customer Lists and Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	355,482,000
Basalt Infrastructure Partners LLP [Member]
Business Acquisition, Percentage of Voting Interests Acquired					75.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	165,000,000
Rockwood Capital, LLC [Member]
Business Acquisition, Percentage of Voting Interests Acquired				65.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	108,100,000
Versus Capital [Member]
Business Acquisition, Percentage of Voting Interests Acquired			75.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	218,800,000
Acquisitions after December 31, 2008 [Member]
Business Combination, Contingent Consideration, Liability, Total	91,229,000	154,671,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	361,606
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	421,971
Contingent Consideration Paid	125,514,000	23,293,000
Acquisitions after December 31, 2008 [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability, Total	$ 61,870,000	$ 13,607,000
Americas [Member]
Number of Businesses Acquired	2	2